Spear Alpha ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 87.0%
Administrative & Support Services — 3.4%
Cloudflare, Inc. - Class A (a)	1,585	$189,725

Chemical Manufacturing — 12.0%
Albemarle Corp.	877	193,949
Livent Corp. (a)	14,363	374,443
Schrodinger, Inc. (a)	2,970	101,336
		669,728
Computer & Electronic Product Manufacturing — 18.2%
Cognex Corp.	3,554	274,191
NVIDIA Corp.	1,294	353,081
Power Integrations, Inc.	1,189	110,197
Teradyne, Inc.	2,370	280,205
		1,017,674
Electrical Equipment, Appliance & Component Manufacturing — 1.8%
Plug Power, Inc. (a)	3,500	100,135

Machinery Manufacturing — 1.9%
Parker-Hannifin Corp.	368	104,424

Mining (Except Oil & Gas) — 5.1%
Cameco Corp. (b)	9,700	282,270

Professional, Scientific & Technical Services — 24.0%
Palo Alto Networks, Inc. (a)	205	127,615
Snowflake, Inc. - Class A (a)	1,586	363,400
Unity Software, Inc. (a)	4,491	445,552
Zscaler, Inc. (a)	1,676	404,385
		1,340,952
Publishing Industries (Except Internet) — 11.5%
ANSYS, Inc. (a)	739	234,743
Crowdstrike Holdings, Inc. - Class A (a)	1,788	406,019
		640,762
Rental & Leasing Services — 1.3%
Cerence, Inc. (a)	1,959	70,720

Securities, Commodity Contracts & Other Financial Instruments — 3.5%
IonQ, Inc. (a)	3,850	49,126
Joby Aviation, Inc. (a)	22,000	145,640
		194,766
Transportation Equipment Manufacturing — 4.3%
TransDigm Group, Inc. (a)	367	239,115
TOTAL COMMON STOCKS (Cost $4,473,650)		4,850,271

MONEY MARKET FUNDS — 8.4%
First American Government Obligations Fund - Class X, 0.18% (c)	467,325	467,325
TOTAL MONEY MARKET FUNDS (Cost $467,325)		467,325

Total Investments (Cost $4,940,975) — 95.4%		5,317,596
Other assets and liabilities, net — 4.6%		258,647
TOTAL NET ASSETS — 100.0%		$5,576,243

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$4,850,271	$-	$-	$4,850,271
Money Market Fund	467,325	-	-	467,325
Total Investments - Assets	$5,317,596	$-	$-	$5,317,596

* See the Schedule of Investments for industry classifications.